Subsequent events	12 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent events

23. Subsequent events

During April 2017, the Compensation Committee modified stock options granted to two directors. The grants were modified to increase the number of options granted and to reduce the exercise price.

The Company commenced commercial operations of its 100MW solar power plant located in Andhra Pradesh, subsequent to March 31, 2017.

The Company evaluated all other events or transactions that occurred after March 31, 2017. Based on this evaluation, the Company is not aware of any event or transactions that would require recognition or disclosure in the financial statements.